STEWARD FUNDS, INC.

on behalf of its series

Steward Covered Call Income Fund

Steward Equity Market Neutral Fund

Steward Global Equity Income Fund

Steward International Enhanced Index Fund

Steward Large Cap Core Fund

Steward Large Cap Growth Fund

Steward Large Cap Value Fund

Steward Select Bond Fund

Steward Small Cap Growth Fund

Steward Values-Focused Large Cap Enhanced Index Fund

Steward Values-Focused Small-Mid Cap Enhanced Index Fund

(the “Funds”)

Supplement dated July 22, 2024 to the Currently Effective Statement of Additional Information dated August 28, 2023

This Supplement reports the following changes to information in the Funds’ Statement of Additional Information dated August 28, 2023.

A.	Effective immediately, the following replaces the existing similar disclosure contained in the “Directors and Executive Officers” section of the Statement of Additional Information:

Leadership structure. The Funds’ Board of Directors (the “Board”) provides overall supervision of the affairs of the Funds. Richard J. Rossi, an independent director of the Funds, was appointed by the Board as Independent Board Chair at a meeting held on March 20, 2024. As Independent Board Chair, Mr. Rossi has responsibility for coordinating the work and leading meetings of the Board. Kyle A. Dana, a director of the Funds, is an “interested person” of the Funds because of his position with AGFinancial, the parent company of Crossmark Global Holdings, Inc., which through its subsidiary, Steward Financial Holdings, Inc., has effective voting control over SFI as of June 30, 2024. All directors of the Funds except Mr. Dana are independent directors. During SFI’s fiscal year ended April 30, 2024, the Board met four (4) times.

Risk oversight. The Funds’ service providers, including their investment adviser, principal underwriter, administrator, fund accounting and sub-administration services provider, and transfer agent, provide day-to-day risk management of the Funds in their areas of responsibility. The Board oversees the performance of these service providers, including their management of risks. The Board meets quarterly and its Committees meet periodically (see “Board Committees,” below) to review information concerning the Funds’ operations and performance, the broader securities markets, and other information relevant to their oversight responsibilities that, among other things, helps them to identify and monitor general and particular risks to the Funds. The Board’s Committees focus on particular types of risks in their areas of responsibility. It should be noted that not all risks to the Funds can be identified or controlled. Moreover, certain risks are inherent in the Funds’ operations. See, for example, investment risks described in the Funds’ Prospectus.

Qualifications of directors. The Funds’ directors, in addition to meeting high standards of integrity and commitment, offer to the Funds a variety of experience relevant to oversight of the Funds, including, in the aggregate, responsible leadership experience in sales and marketing, accounting, business operations, strategic planning, investment, and service on boards of other entities. In selecting candidates for directors, the Nominating and Corporate Governance Committee has considered whether candidates meet high standards of personal integrity and relevant professional experience and can bring diverse points of view to the Board. Independent directors must satisfy regulatory requirements and guidelines adopted by the Board relevant to their independence. Beyond these considerations, the Nominating and Corporate Governance Committee has not set specific minimum qualifications. The Board believes that each independent director’s background brings to the Board a combination of skills that permits him or her to objectively review, question and evaluate information provided to him or her by Fund management and to exercise effective business judgment in overseeing the Funds. The particular types of experience for the directors are described below.

Interested Director

Kyle A. Dana, CRPC: Since 2000, Mr. Dana has worked with AGFinancial, and currently serves as Senior Vice President of Retirement Planning and Investment Solutions. Mr. Dana has dual degrees in Management and Marketing from Evangel University and professional licenses and designations, including Chartered Retirement Planning Counselor (CRPC®) and Series 63 license.

Independent Directors

Mark H. Barineau: Mr. Barineau currently serves as President and owner of Lionsmark Investment Group, a private real estate investment and management company he formed in 2016. Its primary business is the acquisition, development and management of multifamily assets and other active and passive real estate investments. Mr. Barineau also currently serves as co-founder and managing member of Starboard Star Venture Capital LLC, a venture capital fund formed in 2021 focused on investments in technology companies primarily in energy, construction, property and other industrial applications, as well as B2B startups in sports technology and other markets. Mr. Barineau’s professional career began in 1992 as a Project Controls Engineer with a subsidiary of Waste Management where he performed value engineering and cost controls related to environmental remediation and landfill construction. In 1996, his entrepreneurial spirit led him to the real estate industry, where he served various roles including President and an owner of Radney Management & Investments, Inc., which specialized in the acquisition, development and management of government subsidized low-income and conventional workforce multifamily housing across the United States. He sold his interests in this company in 2016. Raised in Houston, he is a graduate of The University of the South (Sewanee, TN) and Columbia University (New York, NY) and holds B.S. degrees in both Physics and Mechanical Engineering. He is a Certified Property Manager by the Institute of Real Estate Management, a member of Young Presidents’ Organization (former executive board member) and a member of several Houston area social clubs. Mr. Barineau strives to put his faith in practice with his time, talent and treasure. He has served as an Executive Vestry Member of St. Martin’s Episcopal Church (largest Episcopal church in the USA) and as a Trustee of Episcopal High School.

Adriana R. Posada: Ms. Posada retired from American Beacon Advisors, Inc. in 2016, where she had served since 1998 as Senior Portfolio Manager for several registered investment companies (“funds”) and had responsibility for managing a substantial portion of a large corporate pension plan’s assets. Her experience included equity, fixed income, alternative and derivative investments. She also identified, selected and oversaw sub-advisers for the funds and the pension plan. She reported regularly to the funds’ board of directors and to the pension plan’s representative regarding the performance of the sub-advisers. From 1993 to 1998, also at American Beacon Advisors, Inc., her responsibilities involved regulatory compliance and preparation and dissemination of certain numerical information regarding the funds and separate accounts. She also served as a Trustee of Irving Firemen’s Relief and Retirement Plan from 2009 to 2015. Ms. Posada holds a B.S. in mathematics from Universidad de Los Andes, Bogota, Colombia; an M.S. in mathematics from the University of Houston, Houston, Texas; and an M.A. in Actuarial Science from the University of Michigan, Ann Arbor, Michigan. She has passed exam parts 1, 2 and 3 of the Society of Actuaries.

Mark Osterheld: Mr. Osterheld currently serves as an independent trustee and the audit committee chair of the Valkyrie ETF Trust II, a series Trust of exchange-traded funds focused on the digital asset class that was organized in 2021. From 2014 to 2018, he served as an independent trustee and the audit committee chair of the HIMCO Variable Insurance Trust, a series Trust of mutual funds used as funding vehicles for variable annuity and variable life insurance separate accounts. From 2020 to 2021, he served as an Adjunct Lecturer in Accountancy at Clarkson University in Potsdam, New York and from 2016 to 2020, he served as an Adjunct Lecturer in Accountancy at Bentley University in Waltham, Massachusetts. In addition, Mr. Osterheld previously held various leadership roles at Fidelity Investments from 1992 to 2013, including Fund President and Treasurer of Fidelity mutual funds and Vice President – Treasury Oversight. Prior to his tenure at Fidelity Investments, he served as Senior Manager at Ernst & Young LLP from 1988 to 1992, Chief Financial Officer and Corporate Controller at Towermarc Corporation, a commercial real estate development firm, from 1986 to 1988, and Senior Manager at KPMG LLP from 1978 to 1986. Mr. Osterheld holds a B.S. in Accounting from The Ohio State University and an MBA from the University of Wisconsin-Madison. He is a Certified Public Accountant (CPA) and a member of the American Institute of Certified Public Accountants.

Richard J. Rossi: Mr. Rossi retired in 2017 from Eagle Asset Management, an investment advisory firm in St. Petersburg, Florida and a subsidiary of Raymond James, where he served as an officer for seventeen years. At the time of his retirement, he was President and Co-Chief Operating Officer of the firm as well as President of Eagle Mutual Funds and Eagle Fund Distributors. Mr. Rossi was instrumental in developing the firm’s overall strategic decisions and business plans, including developing its asset management acquisition strategy. He was responsible for all retail and institutional mutual fund and private account sales, client services, and administrative functions and oversaw a substantial increase in assets during his tenure as a result of the acquisition strategy. In addition to his roles at Eagle Asset Management, Mr. Rossi previously served as Vice President, Institutional Equity Sales, of First Union Capital Markets as well as Managing Director and Chief Operating Officer of Mentor Investment Group. Mr. Rossi began his career in 1984 with Raymond James and has over 30 years of executive management and senior sales experience in the asset management and financial services industries. Mr. Rossi holds a B.A. from the University of Florida and an M.P.A. from the University of North Florida.

Directors and Executive Officers

The directors provide overall supervision of the affairs of the Funds. The Funds’ directors, the Funds’ executive officers, and their principal occupations for the past five years are listed below.

Name, Address, Age	Position(s) Held with the Funds	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships or Trusteeships Held by Director During the Past 5 Years

Interested Director

Kyle A. Dana, CRPC[2] c/o 15375 Memorial Dr., Suite 200 Houston, TX 77079 Birth Year: 1978	Director	Indefinite Term Since 2017	Senior Vice President, Retirement & Investment Solutions, AGFinancial[3] (2000 - Present)	11	N/A

Independent Directors

Mark H. Barineau c/o 15375 Memorial Dr., Suite 200 Houston, TX 77079 Birth Year: 1968	Director	Indefinite Term Since 2017	President, Lionsmark Investment Group[4] (2016 - Present); Co-Founder and Managing Member, Starboard Star Venture Capital LLC (2021 - Present); President and Owner, Radney Management & Investments, Inc.[5] (1996 - 2016)	11	N/A

Mark Osterheld c/o 15375 Memorial Dr., Suite 200 Houston, TX 77079 Birth Year: 1955	Director	Indefinite Term Since 2024	Adjunct Lecturer, Clarkson University (2020 - 2021); Adjunct Lecturer, Bentley University (2016 - 2020)	11	Valkyrie ETF Trust II (2021 - Present); HIMCO Variable Insurance Trust (2014 - 2018)

Adriana R. Posada c/o 15375 Memorial Dr., Suite 200 Houston, TX 77079 Birth Year: 1954	Director	Indefinite Term Since 2017	Retired; Senior Portfolio Manager, American Beacon Advisors, Inc. (1998 - 2016)	11	N/A

Richard J. Rossi 15375 Memorial Dr., Suite 200 Houston, TX 77079 Birth Year: 1956	Director; Independent Board Chair as of March 20, 2024	Indefinite Term Since 2019	Retired; President and Co-Chief Operating Officer, Eagle Asset Management, President, Eagle Mutual Funds and Eagle Fund Distributors (2000 - 2017)	11	N/A

1 Each director serves on the Board from the time of his or her election or appointment until the election of directors next succeeding his or her election or appointment and until his or her successor is elected and qualified. Because the Funds do not hold regular annual meetings of shareholders to elect directors, each director serves for an indefinite period.

2 Mr. Dana is an “interested person” of SFI, as defined in the 1940 Act, because of his position with AGFinancial, which is an affiliate of the Funds’ investment adviser, administrator and distributor.

3 AGFinancial is an affiliate of SFI’s investment adviser, administrator and distributor specializing in delivering financial products and services that align with faith and values.

4 Lionsmark Investment Group is a private real estate investment and management company that Mr. Barineau formed in 2016. Its primary business is the acquisition, development and management of multifamily assets and other active and passive real estate investments.

5 Radney Management & Investments, Inc. was established in 1982 and is an ACCREDITED MANAGEMENT ORGANIZATION® specializing in multifamily property management.

The Funds’ Officers are as follows:

Name, Address, Age	Position(s) Held with Funds	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships or Trusteeships Held by Officer During the Past 5 Years

Executive Officers

Robert C. Doll, CFA 15375 Memorial Dr., Suite 200 Houston, TX 77079 Birth Year: 1954	President	Since 2024	President and Chief Executive Officer, Crossmark Global Investments, Inc. (2024 - Present); Chief Investment Officer, Crossmark Global Investments, Inc. (2021 - Present); Chief Equity Strategist and Senior Portfolio Manager, Nuveen (2012 - 2021)	N/A

James Jacoby 15375 Memorial Dr., Suite 200 Houston, TX 77079 Birth Year: 1968	Executive Vice President, Derivatives Risk Manager and Liquidity Risk Management Program Administrator	Since 2022	Chief Operating Officer, Crossmark Global Investments, Inc. (2022 - Present); Global Head of Performance and Risk, Invesco, Ltd. (2007 - 2022)	N/A

Brent Lium, CFA 15375 Memorial Dr., Suite 200 Houston, TX 77079 Birth Year: 1969	Executive Vice President	Since 2019	Managing Director – Head of Equity Investments, Crossmark Global Investments, Inc. (2021 - Present); Managing Director, Crossmark Global Investments, Inc. (2019 - 2021); Portfolio Manager, Invesco, Ltd. (2001 - 2019)	N/A

Rob Botard, CFA 15375 Memorial Dr., Suite 200 Houston, TX 77079 Birth Year: 1970	Executive Vice President	Since 2022	Managing Director and Portfolio Manager, Crossmark Global Investments, Inc. (2022 - Present); Portfolio Manager, Invesco, Ltd. (2011- 2022)	N/A

Victoria Fernandez, CFA 15375 Memorial Dr., Suite 200 Houston, TX 77079 Birth Year: 1973	Executive Vice President	Since 2014	Chief Market Strategist, Crossmark Global Investments, Inc. (2018 - Present)	N/A

Paul Townsen 15375 Memorial Dr., Suite 200 Houston, TX 77079 Birth Year: 1971	Executive Vice President	Since 2017	Managing Director – Head of Trading & Investment Operations, Crossmark Global Investments, Inc. (2021 - Present); Managing Director, Crossmark Global Investments, Inc. (2017 - 2021)	N/A

Ryan Caylor, CFA 15375 Memorial Dr., Suite 200 Houston, TX 77079 Birth Year: 1988	Executive Vice President	Since 2020	Portfolio Manager, Crossmark Global Investments, Inc. (2020 - Present); Head of Research, Crossmark Global Investments, Inc. (2019 - Present)	N/A

Heather Lindsey 15375 Memorial Dr., Suite 200 Houston, TX 77079 Birth Year: 1973	Executive Vice President	Since 2022	Managing Director – Head of Distribution, Crossmark Global Investments, Inc. (2021 - Present); Senior Vice President – Head of Strategic Accounts, Invesco, Ltd. (2018 - 2020)	N/A

Andrew Cullivan, CFA 15375 Memorial Dr., Suite 200 Houston, TX 77079 Birth Year: 1991	Executive Vice President	Since 2024	Portfolio Manager, Crossmark Global Investments, Inc. (2024 - Present); Portfolio Manager, Veriti Management (2020 - 2024); Vice President and Regional Director - Quant and Risk Analytics, FactSet Research Systems, Inc. (2013 - 2020)	N/A

Jim A. Coppedge 15375 Memorial Dr., Suite 200 Houston, TX 77079 Birth Year: 1968	Executive Vice President, Chief Compliance Officer, Secretary and Assistant Treasurer	Since 2017	General Counsel and Chief Compliance Officer, Crossmark Global Investments, Inc. (2017 - Present); General Counsel and Chief Compliance Officer, Crossmark Distributors, Inc. (2017 - Present); Secretary, Crossmark Global Investments, Inc. and Crossmark Distributors, Inc. (2018 - Present)	N/A

Name, Address, Age	Position(s) Held with Funds	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships or Trusteeships Held by Officer During the Past 5 Years

Monique Labbe 15375 Memorial Dr., Suite 200 Houston, TX 77079 Birth Year: 1973	Treasurer	Since 2023	Director, Fund Officer Services, ACA Global, LLC (formerly Foreside Financial Group, LLC) (2014 - Present)	N/A

Patricia Mims 15375 Memorial Dr., Suite 200 Houston, TX 77079 Birth Year: 1960	Assistant Treasurer	Since 2021	Assistant Treasurer, Crossmark Global Investments, Inc., Crossmark Distributors, Inc. and Crossmark Wealth Management, LLC (2024 - Present); Financial Operations Principal, Crossmark Distributors, Inc. (2018 - Present); Senior Compliance Officer, Crossmark Global Investments, Inc. (2018 - 2020); Assistant Secretary, Crossmark Global Investments, Inc. and Crossmark Distributors, Inc. (2018 - 2020)	N/A

1 SFI officers are elected by the Board annually and hold office until the next annual Board meeting at which officers are elected and until his or her successor is elected and qualified.

Board Committees

The Board has two committees, the Audit Committee and the Nominating and Corporate Governance Committee, which are comprised exclusively of independent directors and report to the Board. Following is a description of each of the committees:

Audit Committee – The Committee’s primary functions include serving as an independent and objective party to monitor SFI’s accounting policies and financial reporting, as well as the work of SFI’s independent registered public accounting firm (the “independent auditors”). The Committee assists the Board in its oversight of (1) the integrity of each Fund’s financial statements; (2) each Fund’s compliance with legal and regulatory requirements as related to accounting and financial reporting; (3) the independent auditors’ qualifications and independence; and (4) the performance of SFI’s independent auditors. The Committee also serves to provide an open avenue of communication among the independent auditors, SFI management and the Board. The Committee is composed entirely of independent directors. Current Committee members are: Mark Osterheld, Chair; Adriana R. Posada; Mark H. Barineau; and Richard J. Rossi. The Committee met five (5) times during the fiscal year ended April 30, 2024.

Nominating and Corporate Governance Committee – The Committee’s primary functions are to select individuals who would qualify to serve as independent directors, nominate directors for membership on the Board and its committees, recommend committee chairs, review committee membership and oversee the administration of the SFI Board of Directors Governance Guidelines and Procedures. Shareholders may submit suggestions for independent director candidates by sending a resume of the candidate to the Secretary of SFI for the attention of the Chair of the Nominating and Corporate Governance Committee. SFI’s address is 15375 Memorial Dr., Suite 200, Houston, TX 77079. The Committee is composed entirely of independent directors. Current Committee members are: Adriana R. Posada, Chair; Mark Osterheld; Mark H. Barineau; and Richard J. Rossi. The Committee met three (3) times during the fiscal year ended April 30, 2024.

B.	Effective immediately, the following is added to the existing similar disclosure contained in the “Directors and Executive Officers” section of the Statement of Additional Information:

Directors	Fund	Dollar Range of Equity Securities in each Fund[1]	Aggregate Dollar Range of Equity Securities in all Funds Oversee by the Director[1]

Independent Directors

Mark Osterheld[2]	Steward Covered Call Income Fund Steward Equity Market Neutral Fund Steward Global Equity Income Fund Steward International Enhanced Index Fund Steward Large Cap Core Fund Steward Large Cap Growth Fund Steward Large Cap Value Fund Steward Select Bond Fund Steward Small Cap Growth Fund Steward Values-Focused Large Cap Enhanced Index Fund Steward Values-Focused Small-Mid Cap Enhanced Index Fund	$0 $0 $0 $0 $0 $0 $0 $0 $0 $0 $0	$0

1 Valuation as of June 5, 2024.

2 Mr. Osterheld was appointed to the Board effective July 1, 2024.

Please retain this Supplement for future reference.

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